Janus Henderson Absolute Return Income Opportunities Fund

Schedule of Investments (unaudited)

September 30, 2021

Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– 13.6%
FirstMac Mortgage Funding Trust No 4 Series 1-2018,
30 Day Australian Bank Bill Rate + 1.5000%, 1.5100%, 3/8/49‡	982,037	AUD	$719,436
La Trobe Financial Capital Markets Trust 2017-2,
30 Day Australian Bank Bill Rate + 1.9000%, 1.9025%, 1/12/49‡	4,031,511	AUD	2,914,595
Liberty Series 2018-1 SME,
30 Day Australian Bank Bill Rate + 2.3500%, 2.3600%, 7/10/50‡	2,607,303	AUD	1,940,830
Liberty Series 2018-3,
30 Day Australian Bank Bill Rate + 2.1000%, 2.1100%, 10/25/50‡	957,035	AUD	698,231
Pepper Residential Securities Trust NO 18,
30 Day Australian Bank Bill Rate + 2.1000%, 2.1025%, 8/12/58‡	952,500	AUD	692,214
RedZed Trust Series 2018-1,
30 Day Australian Bank Bill Rate + 2.4000%, 2.4100%, 3/9/50‡	3,313,434	AUD	2,420,168
RESIMAC Bastille Trust Series 2017-1NC,
30 Day Australian Bank Bill Rate + 1.8500%, 1.8600%, 12/8/58‡	157,515	AUD	113,871
TORRENS Series 2014-2 Trust,
30 Day Australian Bank Bill Rate + 1.6000%, 1.6025%, 1/12/46‡	1,643,521	AUD	1,207,711
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $10,411,306)			10,707,056
Corporate Bonds– 76.4%
Banking – 23.7%
Ally Financial Inc, 5.7500%, 11/20/25	$725,000		829,000
Australia & New Zealand Banking Group Ltd,
US Treasury Yield Curve Rate 5 Year + 1.2880%, 2.9500%, 7/22/30 (144A)‡	2,400,000		2,494,704
Bendigo & Adelaide Bank Ltd,
90 Day Australian Bank Bill Rate + 2.4500%, 2.4620%, 11/30/28‡	2,500,000	AUD	1,864,856
Commonwealth Bank of Australia,
90 Day Australian Bank Bill Rate + 1.3200%, 1.3300%, 8/20/31‡	1,500,000	AUD	1,085,175
DBS Group Holdings Ltd,
90 Day Australian Bank Bill Rate + 1.5800%, 1.5927%, 3/16/28‡	1,300,000	AUD	951,812
Macquarie Bank Ltd,
90 Day Australian Bank Bill Rate + 1.5500%, 1.5635%, 6/17/31‡	3,150,000	AUD	2,284,900
National Australia Bank Ltd,
90 Day Australian Bank Bill Rate + 2.0200%, 2.0300%, 11/18/31‡	3,000,000	AUD	2,238,566
Oversea-Chinese Banking Corp Ltd, 4.2500%, 6/19/24	2,000,000		2,163,860
Standard Chartered PLC,
US Treasury Yield Curve Rate 1 Year + 0.7800%, 0.9910%, 1/12/25 (144A)‡	750,000		747,389
Standard Chartered PLC,
90 Day Australian Bank Bill Rate + 1.8500%, 1.8660%, 6/28/25‡	320,000	AUD	238,563
Westpac Banking Corp, AUD SWAP 5 YR + 1.9500%, 4.5000%, 3/11/27‡	2,210,000	AUD	1,623,583
Westpac Banking Corp, AUD SWAP 5 YR + 2.6500%, 4.8000%, 6/14/28‡	2,724,000	AUD	2,089,540
			18,611,948
Brokerage – 1.0%
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 4.9710%, 5.3750%‡,µ	725,000		805,656
Capital Goods – 5.4%
Ashtead Capital Inc, 1.5000%, 8/12/26 (144A)	825,000		816,439
Ball Corp, 4.0000%, 11/15/23	950,000		1,001,062
Boeing Co, 2.1960%, 2/4/26	1,575,000		1,586,611
CNH Industrial Capital Australia Pty Ltd, 2.1000%, 12/12/22	1,120,000	AUD	821,565
			4,225,677
Communications – 2.6%
American Tower Corp, 1.4500%, 9/15/26	1,030,000		1,025,210
Crown Castle International Corp, 1.0500%, 7/15/26	1,000,000		978,689
			2,003,899
Consumer Cyclical – 7.9%
eBay Inc, 1.9000%, 3/11/25	800,000		824,024
General Motors Financial Co Inc, 1.0500%, 3/8/24	1,000,000		1,004,331
General Motors Financial Co Inc, 1.5000%, 6/10/26	920,000		914,425
Hyundai Capital America, 0.8750%, 6/14/24 (144A)	1,780,000		1,770,624
Volkswagen Financial Services Australia Pty Ltd, 2.4000%, 8/28/24	2,300,000	AUD	1,719,543
			6,232,947
Consumer Finance – 1.1%
Stellantis Finance US Inc, 1.7110%, 1/29/27 (144A)	885,000		882,111
Consumer Non-Cyclical – 2.2%
HCA Inc, 5.3750%, 2/1/25	385,000		430,237
JBS USA Food Co, 7.0000%, 1/15/26 (144A)	450,000		470,452
Universal Health Services Inc, 1.6500%, 9/1/26 (144A)	825,000		820,159
			1,720,848

Principal Amounts			Value
Corporate Bonds– (continued)
Electric – 1.0%
ETSA Utilities Finance Pty Ltd,
90 Day Australian Bank Bill Rate + 1.0200%, 1.0320%, 8/29/22‡	1,050,000	AUD	$762,554
Energy – 0.4%
Cheniere Energy Partners LP, 5.6250%, 10/1/26	$290,000		297,975
Finance Companies – 5.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.7500%, 1/30/26	350,000		346,425
Air Lease Corp, 1.8750%, 8/15/26	450,000		448,429
Air Lease Corp, 2.1000%, 9/1/28	825,000		800,933
Aviation Capital Group LLC, 1.9500%, 1/30/26 (144A)	1,000,000		996,387
Aviation Capital Group LLC, 1.9500%, 9/20/26 (144A)	200,000		197,879
GE Capital International Funding Co Unlimited Co, 3.3730%, 11/15/25	500,000		541,933
Springleaf Finance Corp, 8.8750%, 6/1/25	850,000		922,250
			4,254,236
Financial Institutions – 4.0%
Country Garden Holdings Co Ltd, 8.0000%, 1/27/24	1,600,000		1,653,263
Liberty Financial Pty Ltd,
90 Day Australian Bank Bill Rate + 2.6000%, 2.6120%, 3/6/23‡	100,000	AUD	72,928
Liberty Financial Pty Ltd,
90 Day Australian Bank Bill Rate + 2.3500%, 2.3634%, 2/26/24‡	2,000,000	AUD	1,452,662
			3,178,853
Government Sponsored – 9.9%
Bank of China, 5.0000%, 11/13/24	1,450,000		1,601,695
DAE Funding LLC, 5.2500%, 11/15/21	120,000		120,036
DAE Funding LLC, 1.5500%, 8/1/24 (144A)	500,000		495,430
ICBCIL Finance Co Ltd, 3.6500%, 3/5/22	1,500,000		1,517,430
SGSP Australia Assets Pty Ltd, 3.3000%, 4/9/23	800,000		829,753
Sinopec Capital 2013 Ltd, 3.1250%, 4/24/23	3,130,000		3,237,912
			7,802,256
Industrial – 1.1%
Downer Group Finance Pty Ltd, 3.7000%, 4/29/26	1,100,000	AUD	852,014
Insurance – 2.2%
Athene Global Funding, 1.6080%, 6/29/26 (144A)	900,000		899,348
Centene Corp, 4.2500%, 12/15/27	385,000		402,960
Insurance Australia Group Ltd,
90 Day Australian Bank Bill Rate + 2.1000%, 2.1110%, 6/15/44‡	200,000	AUD	146,772
Insurance Australia Group Ltd,
90 Day Australian Bank Bill Rate + 2.3500%, 2.3610%, 6/15/45‡	350,000	AUD	259,686
			1,708,766
Real Estate Investment Trusts (REITs) – 2.0%
Vicinity Centres Trust, 4.0000%, 4/26/27	1,950,000	AUD	1,553,783
Real Estate Management & Development – 0.8%
QIC Finance Shopping Center Fund Pty Ltd,
90 Day Australian Bank Bill Rate + 1.2700%, 1.2857%, 8/15/25‡	880,000	AUD	642,378
Technology – 5.7%
Broadcom Inc, 1.9500%, 2/15/28 (144A)	1,170,000		1,155,254
Equinix Inc, 1.2500%, 7/15/25	1,100,000		1,095,533
Hewlett Packard Enterprise Co, 1.4500%, 4/1/24	1,100,000		1,117,652
SK Hynix Inc, 1.0000%, 1/19/24 (144A)	920,000		915,179
Square Inc, 2.7500%, 6/1/26 (144A)	195,000		197,662
			4,481,280
Total Corporate Bonds (cost $59,228,642)			60,017,181
Commercial Paper– 8.0%
Conagra Brands Inc, 0%, 10/1/21 (Section 4(2))◊	1,000,000		999,992
Enable Midstream Partners LP, 0%, 10/1/21 (Section 4(2))◊	1,000,000		999,992
Energy Transfer Operating LP, 0%, 10/1/21◊	750,000		749,994
Jabil Inc, 0%, 10/1/21 (Section 4(2))◊	2,500,000		2,499,968
National Fuel Gas Co, 0%, 10/1/21◊	1,000,000		999,996
Total Commercial Paper (cost $6,249,950)			6,249,942
Total Investments (total cost $75,889,898) – 98.0%			76,974,179
Cash, Receivables and Other Assets, net of Liabilities – 2.0%			1,542,648
Net Assets – 100%			$78,516,827

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Australia	$31,782,475	41.3%
United States	28,666,728	37.2
China	8,010,300	10.4
Singapore	3,115,672	4.1
United Kingdom	1,802,391	2.3
Germany	1,719,543	2.2
South Korea	915,179	1.2
United Arab Emirates	615,466	0.8
Ireland	346,425	0.5

Total	$76,974,179	100.0%

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Australian Dollar	11/10/21	(45,150,000)	$33,143,938	504,206
Citibank, National Association:
Australian Dollar	11/10/21	1,100,000	(811,021)	(15,812)
Australian Dollar	11/10/21	(4,500,000)	3,257,196	4,066

				(11,746)
JPMorgan Chase Bank, National Association:
Australian Dollar	11/10/21	1,740,000	(1,247,286)	10,591
Australian Dollar	11/10/21	2,700,000	(1,972,064)	(20,186)
Australian Dollar	11/10/21	(200,000)	143,704	(879)

				(10,474)
Total				$481,986

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Purchased:
2 Year US Treasury Note	51	1/5/22	$11,222,789	$(5,976)
Futures Sold:
10 Year US Treasury Note	53	12/31/21	(6,975,297)	72,570
10-Year Australian Bond	16	12/15/21	(1,636,100)	34,897
5 Year US Treasury Note	113	1/5/22	(13,869,867)	66,211
Total - Futures Sold				173,678
Total				$167,702

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
AUD BBR 6M	0.7425% Fixed Rate	Semiannual	6/10/25	7,700,000	AUD	$750	$(47,485)	$(46,735)
AUD BBR 6M	0.5560% Fixed Rate	Semiannual	7/24/25	11,300,000	AUD	750	(108,587)	(107,837)
0.2160% Fixed Rate	AUD BBR 3M	Quarterly	7/24/23	7,500,000	AUD	750	(1,915)	(1,165)
Total						$2,250	$(157,987)	$(155,737)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2021

Market Value(a)
Forward foreign currency exchange contracts, purchased	$ 4,508,259
Forward foreign currency exchange contracts, sold	37,995,030
Futures contracts, purchased	14,984,152
Futures contracts, sold	23,193,688
Interest rate swaps, pay fixed rate/receive floating rate	184
Interest rate swaps, receive fixed rate/pay floating rate	(38,643)

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

AUD BBR	Australian Bank Bill Swap Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2021 is $12,859,017, which represents 16.4% of net assets.

4(2)

Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the period ended September 30, 2021 is $4,499,952, which represents 5.7% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

◊	Zero coupon bond.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$10,707,056	$-
Corporate Bonds	-	60,017,181	-
Commercial Paper	-	6,249,942	-
Total Investments in Securities	$-	$76,974,179	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	518,863	-
Variation Margin Receivable on Futures Contracts	2,649	-	-
Total Assets	$2,649	$77,493,042	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$36,877	$-
Variation Margin Payable on Futures Contracts	17,164	-	-
Variation Margin Payable on Centrally Cleared Swaps	-	9,066	-
Total Liabilities	$17,164	$45,943	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

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